Lease (Details) - Schedule of supplemental balance sheet information related to leases - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
Operating lease right-of-use assets	¥ 60,354	¥ 105,551
Operating lease liabilities, current portion	21,307	35,817
Operating lease liabilities, non-current portion	¥ 30,000	¥ 59,824
Weighted-average remaining lease term - operating leases	3 years 6 months 7 days	3 years 1 month 28 days
Weighted-average discount rate - operating leases	4.80%	4.37%